Pioneer Investments
                                                            60 State St
                                                            Boston, MA 02109



February 19, 2009



U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Pioneer Series Trust I (the "Trust");
       Post-Effective Amendment No. 10 to
       Registration Statement on Form N-1A
       (File Nos. 333-108472 and 811-21425)


Ladies and Gentlemen:

    Attached for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder,
(2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) under Regulation S-T is post-effective amendment no. 10 (amendment no. 12 under the 1940 Act) (the "Amendment") to the Trust's registration statement on Form N-1A. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and is intended to become effective on May 5, 2009. The Amendment is being filed for the purpose of the Trust offering shares of three new series:
Pioneer Growth Fund, Pioneer Intermediate Tax Free Income Fund  and Pioneer
Mid Cap Growth Fund II (each, a "Fund" and together, the "Funds"). Pioneer Growth Fund currently intends to offer Class A, C and Y shares. Pioneer Intermediate Tax Free Income Fund and Pioneer Mid Cap Growth Fund II currently intend to offer Class A, C and Y shares. The Registration Statement includes
(i) the Class A and C prospectus and Class Y prospectus for Pioneer Growth Fund, (ii) the Class A and C prospectus and Class Y prospectus for Pioneer Intermediate Tax Free Income Fund, (iii) the Class A and C prospectus and
Class Y prospectus for and Pioneer Mid Cap Growth Fund II, (iv) the multi-class statement of additional information ("SAI") for Pioneer Growth Fund, (v) the multi-class SAI for Pioneer Intermediate Tax Free Income Fund, (vi) the multi-class SAI for Pioneer Mid Cap Growth Fund II, (vii) Part C and
(viii) exhibits.

     If you have any questions or comments on the Registration Statement, please contact Jeremy B. Kantrowitz, Esq. of Bingham McCutchen LLP at (617) 951-8458, counsel to the Trust.

Very truly yours,



/s/ Thomas Reyes
Thomas Reyes



cc: Christopher J. Kelley, Esq.
    Jeremy B. Kantrowitz, Esq.